The interactive data file included as an exhibit to this filing relates to the supplement to the prospectuses for Columbia AMT-Free Connecticut Intermediate Muni Bond Fund, Columbia AMT-Free Intermediate Muni Bond Fund, Columbia AMT-Free Massachusetts Intermediate Muni Bond, Columbia AMT-Free New York Intermediate Muni Bond Fund, Columbia AMT-Free Oregon Intermediate Muni Bond Fund, Columbia California Tax-Exempt Fund, Columbia High Yield Municipal Fund, Columbia New York Tax-Exempt Fund and Columbia Tax-Exempt Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on January 20, 2015 (Accession No. 0001193125-15-014867), which is incorporated herein by reference.